Note 5 - Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Cash, Cash Equivalent, and Investment [Table Text Block]
	As of June 30,
	2024	2025
	US$	US$

Cash and cash equivalents	13,311	950